SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is August 21, 2020.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND
MFS® CORE EQUITY FUND
MFS® GLOBAL NEW DISCOVERY FUND
MFS® GLOBAL REAL ESTATE FUND
MFS® LOW VOLATILITY EQUITY FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND
MFS® MID CAP GROWTH FUND MFS® NEW DISCOVERY FUND MFS® RESEARCH INTERNATIONAL FUND MFS® TECHNOLOGY FUND MFS® U.S. GOVERNMENT CASH RESERVE FUND MFS® U.S. GOVERNMENT MONEY MARKET FUND MFS® VALUE FUND

After August 21, 2020, MFS Blended Research Global Equity Fund will be terminated. After August 21, 2020, all references and information related to MFS Blended Research Global Equity Fund are hereby deleted in their entirety.

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